Right-of-use assets (Details) - CAD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024
Right-of-use assets
Balance at beginning of the year	$ 260,807
Additions	62,296	$ 38,283
Balance at end of the year	175,396		$ 260,807
EB Rental, Ltd.
Right-of-use assets
Deconsolidation on sale of subsidiary			(804,596)
Premises
Right-of-use assets
Balance at beginning of the year	93,037
Balance at end of the year	67,332		93,037
Moulds
Right-of-use assets
Balance at beginning of the year	59,003
Balance at end of the year	35,340		59,003
Rolling stock
Right-of-use assets
Balance at beginning of the year	108,767
Balance at end of the year	72,724		108,767
Cost
Right-of-use assets
Balance at beginning of the year	349,093	3,883,711	3,883,711
Additions	62,296		237,469
Disposals	(79,356)		(2,186,552)
Deconsolidation on sale of subsidiary			(1,596,081)
Currency translation	(3,465)		10,546
Balance at end of the year	335,498		349,093
Cost | Premises
Right-of-use assets
Balance at beginning of the year	113,248	3,839,792	3,839,792
Disposals			(2,186,552)
Deconsolidation on sale of subsidiary			(1,549,425)
Currency translation	(1,841)		9,433
Balance at end of the year	115,089		113,248
Cost | Moulds
Right-of-use assets
Balance at beginning of the year	67,432
Additions			67,432
Currency translation	(1,624)
Balance at end of the year	69,056		67,432
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	168,413	43,919	43,919
Additions	62,296		170,037
Disposals	(79,356)
Deconsolidation on sale of subsidiary			(46,656)
Currency translation			1,113
Balance at end of the year	151,353		168,413
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(88,286)	(1,469,118)	(1,469,118)
Depreciation	(104,881)		604,586
Disposals	(33,065)		(1,193,933)
Deconsolidation on sale of subsidiary			791,485
Balance at end of the year	(160,102)		(88,286)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(20,211)	(1,438,344)	(1,438,344)
Depreciation	(27,546)		524,772
Disposals			(1,193,933)
Deconsolidation on sale of subsidiary			748,972
Balance at end of the year	(47,757)		(20,211)
Accumulated depreciation | Moulds
Right-of-use assets
Balance at beginning of the year	(8,429)
Depreciation	(25,287)		8,429
Balance at end of the year	(33,716)		(8,429)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(59,646)	$ (30,774)	(30,774)
Depreciation	(52,048)		71,385
Disposals	(33,065)
Deconsolidation on sale of subsidiary			42,513
Balance at end of the year	$ (78,629)		$ (59,646)